Summary of Fair Value of Assets Acquired and Liabilities Assumed (Details) (Parenthetical) $ in Thousands		3 Months Ended	12 Months Ended
	Nov. 05, 2021 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 shares	Sep. 30, 2022 shares
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement		603,703	1,556,164	167,849
Consideration paid (received) | $		$ 213
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Consideration paid (received) | $		$ 330
Ely [member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement		15,946,732
Golden Valley Share [Member]
IfrsStatementLineItems [Line Items]
Number of other equity instruments granted in share-based payment arrangement	1,166,389